Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Loans Receivable, Property Types
The following property types represent the underlying real estate collateral for the Account's mezzanine loans:

	December 31,
	2018		2017
	Fair Value	%	Fair Value	%
Office	$512.1	56.2%	$227.0	76.0%
Industrial	176.4	19.3%	—	—%
Retail	101.6	11.1%	34.2	11.4%
Storage	63.2	6.9%	37.6	12.6%
Apartments	59.7	6.5%	—	—%
	$913.0	100.0%	$298.8	100.0%

Schedule of Fair Value and Risk Ratings
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2018, listed in order of the strength of the risk rating (from strongest to weakest):

	Number of Loans	Fair Value	%
BBB	3	$175.0	19.2%
BB	5	561.5	61.5%
B	5	170.2	18.6%
NR1	1	6.3	0.7%
	14	$913.0	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2018, this is representative of one loan collateralized by an interest in a joint venture invested in real estate. The loan is scheduled to mature on July 12, 2019. Management expects all principal and interest owed to the Account for this loan to be collected in full.